Exhibit 99.1

World Omni Auto Receivables Trust 2018-A
Monthly Servicer Certificate
May 31, 2018

Dates Covered
Collections Period	05/01/18 - 05/31/18
Interest Accrual Period	05/15/18 - 06/14/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/18	905,640,181.20	43,930
Yield Supplement Overcollateralization Amount 04/30/18	50,932,652.02	0
Receivables Balance 04/30/18	956,572,833.22	43,930
Principal Payments	27,628,281.98	1,158
Defaulted Receivables	1,272,015.32	51
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/18	48,895,772.24	0
Pool Balance at 05/31/18	878,776,763.68	42,721

Pool Statistics	$ Amount	# of Accounts
Pool Factor	85.92%
Prepayment ABS Speed	1.35%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	4,008,216.88	190
Past Due 61-90 days	1,183,016.23	48
Past Due 91-120 days	157,516.95	10
Past Due 121+ days	0.00	0
Total	5,348,750.06	248

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.58%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.14%
Delinquency Trigger Occurred	NO

Recoveries	669,259.71
Aggregate Net Losses/(Gains) - May 2018	602,755.61
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.76%
Prior Net Losses Ratio	0.36%
Second Prior Net Losses Ratio	0.50%
Third Prior Net Losses Ratio	0.11%
Four Month Average	0.43%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.13%

Overcollateralization Target Amount	23,287,584.24
Actual Overcollateralization	23,287,584.24
Weighted Average APR	3.24%
Weighted Average APR, Yield Adjusted	5.53%
Weighted Average Remaining Term	59.95

Flow of Funds	$ Amount

Collections	30,829,894.74
Investment Earnings on Cash Accounts	42,688.34
Servicing Fee	(797,144.03)
Transfer to Collection Account	0.00
Available Funds	30,075,439.05

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,650,437.74
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	2,863,952.72
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	23,287,584.24
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,199,817.52

Total Distributions of Available Funds	30,075,439.05

Servicing Fee	797,144.03
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 05/15/18	881,640,716.40
Principal Paid	26,151,536.96
Note Balance @ 06/15/18	855,489,179.44

Class A-1
Note Balance @ 05/15/18	87,960,716.40
Principal Paid	26,151,536.96
Note Balance @ 06/15/18	61,809,179.44
Note Factor @ 06/15/18	29.7159517%

Class A-2
Note Balance @ 05/15/18	340,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/18	340,000,000.00
Note Factor @ 06/15/18	100.0000000%

Class A-3
Note Balance @ 05/15/18	340,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/18	340,000,000.00
Note Factor @ 06/15/18	100.0000000%

Class A-4
Note Balance @ 05/15/18	83,100,000.00
Principal Paid	0.00
Note Balance @ 06/15/18	83,100,000.00
Note Factor @ 06/15/18	100.0000000%

Class B
Note Balance @ 05/15/18	30,580,000.00
Principal Paid	0.00
Note Balance @ 06/15/18	30,580,000.00
Note Factor @ 06/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,724,084.57
Total Principal Paid	26,151,536.96
Total Paid	27,875,621.53

Class A-1
Coupon	1.75000%
Interest Paid	132,551.91
Principal Paid	26,151,536.96
Total Paid to A-1 Holders	26,284,088.87

Class A-2
Coupon	2.19000%
Interest Paid	620,500.00
Principal Paid	0.00
Total Paid to A-2 Holders	620,500.00

Class A-3
Coupon	2.50000%
Interest Paid	708,333.33
Principal Paid	0.00
Total Paid to A-3 Holders	708,333.33

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.7211930
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.1076761
Total Distribution Amount	27.8288691

A-1 Interest Distribution Amount	0.6372688
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	125.7285431
Total A-1 Distribution Amount	126.3658119

A-2 Interest Distribution Amount	1.8250000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	1.8250000

A-3 Interest Distribution Amount	2.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.0833333

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	109.51
Noteholders' Principal Distributable Amount	890.49

Account Balances	$ Amount

Reserve Account
Balance as of 05/15/18	2,548,816.60
Investment Earnings	3,565.94
Investment Earnings Paid	(3,565.94)
Deposit/(Withdrawal)	-
Balance as of 06/15/18	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60